NET INCOME (LOSS) PER SHARE (Details Narrative) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Earnings Per Share [Abstract]
[custom:IncrementalCommonSharesAttributableToShareBasedPaymentArrangements1]	84,188	89,561	184,053	0
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements			0
[custom:AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount3]		791,415
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				727,915
[custom:AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount1]		110,308